Initial Public Offering (Details Textual) (USD $)	0 Months Ended
	Nov. 19, 2010	Jul. 29, 2010	Jun. 30, 2012	Jun. 30, 2011
Ordinary shares issued during the period	6,400,000	3,066,667
Share Price	$ 10.00
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50
Redeemable Warrants Exercise Price	0.01
Sale of Stock, Price Per Share	$ 17.50